INVENTORIES (Details Textual) - USD ($)	Jul. 16, 2020	May 04, 2020	Apr. 08, 2020	Jan. 29, 2020	Apr. 23, 2019	Apr. 02, 2019
Disclosure Of Inventories [Abstract]
Purchase Consideration	$ 5,090,000	$ 15,300,000	$ 14,100,000	$ 9,150,000	$ 8,875,000	$ 7,800,000